ACCOUNT RECEIVABLES	12 Months Ended
Dec. 31, 2020
ACCOUNT RECEIVABLES
NOTE 6 - ACCOUNT RECEIVABLES

As of December 31, 2020, account receivables consist of the following:

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-

Account receivables-Third parties is related to the services fee receivable from a third party customer.